Note 10 - Financing (Detail) (USD $) In Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt Current [Abstract]
Interest on debt	$ 679	$ 869
Current portion of long term debt	3,884	2,883
Current debt	5,694	5,208
Total debt	10,257	8,960
Foreign - Financial Institutions
Current	7,853	6,381
Non-current	20,127	17,460
Foreign - Bearer bonds - Notes
Current	96	587
Non-current	17,648	11,573
Foreign - Trust Certificates - Senior/Junior
Current	0	71
Non-current	43	194
Foreign - Other
Current	0	2
Non-current	106	307
Total Foreign [Member]
Current	7,949	7,041
Non-current	37,924	29,534
In Brazil - BNDES
Current	739	1,269
Non-current	19,511	19,384
In Brazil - Debentures
Current	963	189
Non-current	519	1,427
In Brazil - FINAME - Earmarked for construction of Bolivia - Brazil gas pipeline
Current	52	42
Non-current	302	233
In Brazil - Export credit notes
Current	239	66
Non-current	5,652	6,295
In Brazil - Bank credit certificate
Current	30	32
Non-current	1,945	2,164
In Brazil - Other
Current	285	321
Non-current	1,675	1,434
Total in Brazil
Current	2,308	1,919
Non-current	29,604	30,937
Total borrowings
Current	10,257	8,960
Non-current	$ 67,528	$ 60,471